SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) $ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Property, Plant and Equipment [Line Items]
Subtotal		$ 17,490	$ 13,170	$ 17,374	$ 18,980
Less: accumulated depreciation		(9,300)	(6,716)	(8,859)	(10,162)
Property, plant and equipment, net	$ 6,043	8,190	6,454	8,515	8,818
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal		7,523	5,702	7,523	7,523
Right of Use Assets [Member]
Property, Plant and Equipment [Line Items]
Subtotal		2,592	1,965	2,592	2,603
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal		4,540	3,438	4,535	5,707
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal		$ 2,835	$ 2,065	$ 2,724	$ 3,147